Derivatives, Notional or Contractual Amounts (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	$ 72,700	$ 85,924
Fair value asset derivatives, netting	(56,894)	(62,108)
Fair Value Asset derivatives, net	15,806	23,816
Fair Value Liability derivatives	73,359	83,058
Fair Value Liability Derivatives, netting	(63,739)	(71,116)
Fair Value Liability derivatives, net	9,620	11,942
Interest Rate Contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	55,846	71,351
Fair value asset derivatives, netting	(48,271)	(53,708)
Fair Value Asset derivatives, net	7,575	17,643
Fair Value Liability derivatives	56,538	68,695
Fair Value Liability Derivatives, netting	(53,902)	(62,559)
Fair Value Liability derivatives, net	2,636	6,136
Foreign Exchange Contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	4,843	5,524
Fair value asset derivatives, netting	(3,567)	(3,449)
Fair Value Asset derivatives, net	1,276	2,075
Fair Value Liability derivatives	4,508	3,579
Fair Value Liability Derivatives, netting	(3,652)	(1,804)
Fair Value Liability derivatives, net	856	1,775
Equity Contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	7,824	3,783
Fair value asset derivatives, netting	(3,254)	(2,428)
Fair Value Asset derivatives, net	4,570	1,355
Fair Value Liability derivatives	7,794	4,164
Fair Value Liability Derivatives, netting	(3,502)	(2,618)
Fair Value Liability derivatives, net	4,292	1,546
Commodity Contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	2,673	3,456
Fair value asset derivatives, netting	(659)	(1,080)
Fair Value Asset derivatives, net	2,014	2,376
Fair Value Liability derivatives	2,603	3,590
Fair Value Liability Derivatives, netting	(952)	(1,394)
Fair Value Liability derivatives, net	1,651	2,196
Credit Contracts Protection Purchased [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	1,147	1,495
Fair value asset derivatives, netting	(841)	(1,147)
Fair Value Asset derivatives, net	306	348
Fair Value Liability derivatives	368	329
Fair Value Liability Derivatives, netting	(299)	(291)
Fair Value Liability derivatives, net	69	38
Credit Contracts Protection Sold [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	354	315
Fair value asset derivatives, netting	(302)	(296)
Fair Value Asset derivatives, net	52	19
Fair Value Liability derivatives	1,532	2,623
Fair Value Liability Derivatives, netting	(1,432)	(2,450)
Fair Value Liability derivatives, net	100	173
Other Contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	13
Fair value asset derivatives, netting	0
Fair Value Asset derivatives, net	13
Fair Value Liability derivatives	16	78
Fair Value Liability Derivatives, netting	0	0
Fair Value Liability derivatives, net	16	78
Designated as Hedging Instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	5,406	9,092
Fair Value Liability derivatives	3,375	2,970
Designated as Hedging Instrument [Member] | Interest Rate Contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	100,412	92,004
Fair Value Asset derivatives	4,315	7,284
Fair Value Liability derivatives	2,528	2,696
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	26,483	27,382
Fair Value Asset derivatives	1,091	1,808
Fair Value Liability derivatives	847	274
Not Designated as Hedging Instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	67,294	76,832
Fair Value Liability derivatives	69,984	80,088
Not Designated as Hedging Instrument [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	66,316	76,379
Fair Value Liability derivatives	68,830	79,202
Not Designated as Hedging Instrument [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair Value Asset derivatives	978	453
Fair Value Liability derivatives	1,154	886
Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	4,030,068	2,774,783
Fair Value Asset derivatives	50,936	63,617
Fair Value Liability derivatives	53,113	65,305
Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	220,577	334,555
Fair Value Asset derivatives	595	450
Fair Value Liability derivatives	897	694
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	164,160	166,061
Fair Value Asset derivatives	3,731	3,713
Fair Value Liability derivatives	3,626	3,241
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	10,064	3,074
Fair Value Asset derivatives	21	3
Fair Value Liability derivatives	35	64
Not Designated as Hedging Instrument [Member] | Equity Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	96,379	71,958
Fair Value Asset derivatives	7,475	3,783
Fair Value Liability derivatives	7,588	4,114
Not Designated as Hedging Instrument [Member] | Equity Contract [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	3,273	75
Fair Value Asset derivatives	349	0
Fair Value Liability derivatives	206	50
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	96,889	90,732
Fair Value Asset derivatives	2,673	3,456
Fair Value Liability derivatives	2,603	3,590
Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Purchased [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	23,314	29,021
Fair Value Asset derivatives	1,147	1,495
Fair Value Liability derivatives	368	329
Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Purchased [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	0	16
Fair Value Asset derivatives	0	0
Fair Value Liability derivatives	0	0
Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Sold [Member] | Customer accommodation trading and other free standing derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	19,501	26,455
Fair Value Asset derivatives	354	315
Fair Value Liability derivatives	1,532	2,623
Not Designated as Hedging Instrument [Member] | Other Contract [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	2,160	2,296
Fair Value Asset derivatives	13	0
Fair Value Liability derivatives	$ 16	$ 78